Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Prepayments and Other Receivables.
Prepayments	€ 1,903	€ 2,410
Other receivables	1,467	835
Accrued income from Rett Syndrome Research Trust	502	502
Total Prepayments and Other Receivables	€ 3,872	€ 3,747